1933 Act Registration No. 333-40128
1940 Act File No. 811-09997
Rule 497(e)

BAIRD FUNDS, INC.

Supplement dated January 7, 2008
to
Statement of Additional Information
dated May 1, 2007

Baird Intermediate Bond Fund
Baird Aggregate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Core Plus Bond Fund
Baird Short-Term Bond Fund

This Supplement dated January 7, 2008 supplements and should be read in conjunction with the disclosures made in the Statement of Additional Information for Baird Funds, Inc. dated May 1, 2007 (the “SAI”).

Election of Directors

At a meeting of shareholders of Baird Funds, Inc. (the “Company”) held on December 19, 2007, the following persons were elected to the Board of Directors of the Company, effective as of January 1, 2008:

John W. Feldt – a director of the Company since September 2000
G. Frederick Kasten, Jr. – a director of the Company since September 2000
Frederick P. Stratton, Jr. – a director of the Company since May 2004
Cory L. Nettles – a new director
Marlyn J. Spear – a new director

Information about Messrs. Feldt, Kasten and Stratton is contained in the SAI.

Cory L. Nettles, age 37, has been Managing Director of Generation Growth Capital, Inc. and Of Counsel to the law firm of Quarles & Brady LLP since March 2007.  From January 2005 to March 2007, he was a Partner with Quarles & Brady LLP and, from July 1996 to December 2002, was an Associate there.  Mr. Nettles was Secretary of the State of Wisconsin Department of Commerce from January 2003 to January 2005.  Mr. Nettles also serves as a director of Weyco Group, Inc. and The Private Bank – Wisconsin.

Marlyn J. Spear, age 54, is Chief Investment Officer of the Building Trades United Pension Trust Fund, having served in that capacity since July 1989.  She previously was an Investment Officer at Northwestern Mutual Financial Network (1988-1989) and Assistant Vice President at Firstar Trust Company (1978-1987).  Ms. Spear also serves as Management Trustee for the AFL-CIO Housing Investment Trust.

In connection with the election of directors, the Company accepted the resignation of George C. Kaiser, who retired after serving on the Board since September 2000.

The Board of Directors now consists of four directors (Messrs. Feldt, Kasten and Stratton, and Ms. Spear), who are not “interested persons” of the Company or Robert W. Baird & Co. Incorporated (“Baird”), the Company’s investment adviser and distributor.  Mr. Nettles is considered to be an “interested” director by virtue of the fact that he is employed by Quarles & Brady LLP which has provided legal services to Baird.

1933 Act Registration No. 333-40128
1940 Act File No. 811-09997
Rule 497(e)

BAIRD FUNDS, INC.

Supplement dated January 7, 2008
to
Statement of Additional Information
dated May 1, 2007

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Fund

This Supplement dated January 7, 2008 supplements and should be read in conjunction with the disclosures made in the Statement of Additional Information for Baird Funds, Inc. dated May 1, 2007 (the “SAI”).

Election of Directors

At a meeting of shareholders of Baird Funds, Inc. (the “Company”) held on December 19, 2007, the following persons were elected to the Board of Directors of the Company, effective as of January 1, 2008:

John W. Feldt – a director of the Company since September 2000
G. Frederick Kasten, Jr. – a director of the Company since September 2000
Frederick P. Stratton, Jr. – a director of the Company since May 2004
Cory L. Nettles – a new director
Marlyn J. Spear – a new director

Information about Messrs. Feldt, Kasten and Stratton is contained in the SAI.

Cory L. Nettles, age 37, has been Managing Director of Generation Growth Capital, Inc. and Of Counsel to the law firm of Quarles & Brady LLP since March 2007.  From January 2005 to March 2007, he was a Partner with Quarles & Brady LLP and from July 1996 to December 2002, was an Associate there.  Mr. Nettles was Secretary of the State of Wisconsin Department of Commerce from January 2003 to January 2005.  Mr. Nettles also serves as a director of Weyco Group, Inc. and The Private Bank – Wisconsin.

Marlyn J. Spear, age 54, is Chief Investment Officer of the Building Trades United Pension Trust Fund, having served in that capacity since July 1989.  She previously was an Investment Officer at Northwestern Mutual Financial Network (1988-1989) and Assistant Vice President at Firstar Trust Company (1978-1987).  Ms. Spear also serves as Management Trustee for the AFL-CIO Housing Investment Trust.

In connection with the election of directors, the Company accepted the resignation of George C. Kaiser, who retired after serving on the Board since September 2000.

The Board of Directors now consists of four directors (Messrs. Feldt, Kasten and Stratton, and Ms. Spear), who are not “interested persons” of the Company or Robert W. Baird & Co. Incorporated (“Baird”), the Company’s investment adviser and distributor.  Mr. Nettles is considered to be an “interested” director by virtue of the fact that he is employed by Quarles & Brady LLP which has provided legal services to Baird.